Exhibit 99.2 Schedule 6

Loan Number	Seller Loan Number	Borrower 1 Last Name	Borrower 1 First Name	Borrower 2 Guarantor Flag	Borrower 2 Last Name	Borrower 2 First Name	Borrower 3 Guarantor Flag	Borrower 3 Last Name	Borrower 3 First Name	Borrower 4 Guarantor Flag	Borrower 4 Last Name	Borrower 4 First Name	Borrowing Entity Name	Borrower 2 Borrowing Entity Name	Address Street	Address Street 2	Address City	Address State	Address Zip	Loan Type	Product Type	Amortization Type	Note Status	Original Principal Balance	Note Date	First Payment Date	Note Rate	Note P&I	Payment Frequency	Maturity Date	Note Term	Amortized Term	Balloon	Balloon Term	Interest Only Period	Interest Only Term	Prepayment Penalty	Prepayment Penalty Term	Prepayment Penalty Type	Buydown	Buydown Period	Index	Look Back Period	Margin	Rounding Method	Max Rate At First Adj	Min Rate At First Adj	Rate Change Frequency	Payment Change Frequency	First Rate Change Date	First Payment Change Date	Next Rate Change Date	Next Pay Change Date	Periodic Rate Cap	Negative Amortization Principal Cap	Periodic Payment Cap Code	Maximum Rate	Minimum Rate	Lender Name	Origination Channel	Loan Modified	Reason For Modification	Mod Product Type	Modified Note Status	Modified Note Date	Note Amort Type Mod	Loan Amount Mod	Note Rate Mod	Note P&I Mod	Payment Frequency Mod	First Payment Date Mod	Maturity Date Mod	Loan Term Mod	Balloon Mod	Balloon Term Mod	Interest Only Period Mod	Interest Only Term Mod	Index Mod	Lookback Period Mod	Margin Mod	Rounding Method Mod	Max Rate At First Adj Mod	Min Rate At First Adj Mod	Rate Change Frequency Mod	Pay Change Frequency Mod	First Rate Change Date Mod	First Payment Change Date Mod	Next Rate Change Date Mod	Next Pay Change Date Mod	Periodic Rate Cap Mod	Negative Amortization Principal Cap Mod	Periodic Payment Cap Code Mod	Maximum Rate Mod	Minimum Rate Mod	Occupancy	Loan Purpose	Cash To Borrower At Close	Total Cash Out	Appraisal Status	Appraisal Form	Appraisal Date	Appraised Value	Sales Price	Value for LTV	Property Type	Number of Units	Year Built	Location	Occupancy Status	Appraisal Made	Site Value	Appraisal Review Type	Appraisal Review Value	LTV	CLTV	HCLTV	Mortgage Status	County	MIN Number	Transaction Date	Assumable	Mandatory Arbitration	Mortgage Insurance Required Indicator	Mortgage Cert in File	MI Paid By Borrower or Lender	MI Cert Number	MI Company	MI Percent of Coverage	MI Monthly Payment	Lien Position	Title Status	Other Liens	Other Lien Balance	Other Lien Payment	Title Doc Type	Title Interest Type	Property Tax Amount	Hazard Insurance Premium Amount	Flood Insurance Issuer	Flood Insurance Policy Mandatory	Flood Insurance Premium Amount	HOA Monthly Premium Amount	Application Status	Application Date	Number In Household	Relocation Loan	Credit Report Status	Credit Report Date	Longest Tradeline	Max Tradeline Amount	Number of Tradelines Open	Late Payments x30	Late Payments x60	Late Payments x90	Borrower 1 SSN	Borrower 1 Date of Birth	Borrower 1 Age	Borrower 1 Occupation	Borrower 1 Years On Job	Borrower 1 Years In Field	Borrower 1 Self Employed	Borrower 1 First Time Home Buyer	Borrower 1 Gender	Borrower 1 US Citizen	Borrower 1 Permanent Resident	Borrower 1 Non Permanent Resident	Borrower 1 Residency Basis Type	Borrower 1 Residency Duration Years	Borrower 1 Ethnicity	Borrower 1 Race	Borrower 1 Race 2	Borrower 1 Race 3	Borrower 1 Race 4	Borrower 1 Race 5	Borrower 1 Equifax Credit Score	Borrower 1 Experian Credit Score	Borrower 1 Transunion Credit Score	Borrower 1 Total Income	Borrower 2 SSN	Borrower 2 Date Of Birth	Borrower 2 Age	Borrower 2 Occupation	Borrower 2 Years On Job	Borrower 2 Years In Field	Borrower 2 Self Employed	Borrower 2 First Time Home Buyer	Borrower 2 Gender	Borrower 2 US Citizen	Borrower 2 Permanent Resident	Borrower 2 Non Permanent Resident	Borrower 2 Residency Basis Type	Borrower 2 Residency Duration Years	Borrower 2 Ethnicity	Borrower 2 Race	Borrower 2 Race 2	Borrower 2 Race 3	Borrower 2 Race 4	Borrower 2 Race 5	Borrower 2 Equifax Credit Score	Borrower 2 Experian Credit Score	Borrower 2 Transunion Credit Score	Borrower 2 Total Income	Current Balance	Current P&I	Representative Credit Score	Total Monthly Income	Total Remaining Gross Monthly Income	DTI (Front)	DTI (Back)	Total Monthly Expenses	Primary Residence Expense	Total Assets	Effective Amount (Assets Used)	Liquid Assets	Total Cash Required From Borrower	Cash Reserves	Months PITI Reserves	Months PITI Reserves (Qual Rate)	Qualification Method	Qualifying Rate	Qualifying P&I	DTI Qualifying (Front)	DTI Qualifying (Back)	Loan Doc Type	AUS Underwritten	What AUS Was Used	AUS Grade	HUD 1 Status	Disbursement Date	Good Faith Estimate Status	ROR Status	Early TIL Status	Corrected TIL Status	Final TIL Status	Active Material Exceptions	Active Non-Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Level ATR/QM Status	Initial Securitization Overall Grade	Initial Securitization Credit Grade	Initial Securitization Property Valuation Grade	Initial Securitization Compliance Grade	Final Securitization Overall Grade	Final Securitization Credit Grade	Final Securitization Property Valuations Grade	Final Securitization Compliance Grade	Initial S&P Overall Grade	Initial S&P Credit Grade	Initial S&P Property Valuation Grade	Initial S&P Compliance Grade	Final S&P Overall Grade	Final S&P Credit Grade	Final S&P Property Valuations Grade	Final S&P Compliance Grade	Borrower 1 Income Doc Type Summary	Borrower 2 Income Doc Type Summary	Borrower 3 Income Doc Type Summary	Borrower 4 Income Doc Type Summary
900000771	(No Data)	xx	xx	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	(No Data)	xx	CT	xx	Conventional	30 Yr Fixed	Fixed	Present	xx	02/xx/2024	04/xx/2024	8.6250	3462.72	Monthly	03/xx/2054	360	360	No	(No Data)	No	(No Data)	Yes	36	5% of amt prepd	No	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	Broker	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Investor	Purchase	(No Data)	0.00	Present	1025 Multi-Fam (Mar 05)	01/xx/2024	xx	xx	xx	3 Family	3	1917	Suburban	Tenant	As-Is	xx	(No Data)	(No Data)	70.00	70.00	0	Present	xx	xx	02/xx/2024	Not Assumable	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	1	Present	No	(No Data)	(No Data)	Commitment Title	Fee Simple	673.00	244.42	(No Data)	(No Data)	(No Data)	0.00	Present	01/xx/2024	4	No	Present	12/xx/2023	82	xx	7	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/xx/1975	48	Owner	2.00	20.00	Yes	No	Male	No	No	Yes	Own	6.1700	Hispanic or Latino	Information Not Provided	(No Data)	(No Data)	(No Data)	(No Data)	747	703	700	19648.00	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	703	19987.86	14205.31	12.15	28.93	5782.55	2427.97	188067.19	188067.19	188067.19	129306.45	58760.74	13.42	13.42	Start Rate	8.625	3462.72	12.15	28.93	Alt Doc/Bank Statements	No	(No Data)	(No Data)	Present	02/xx/2024	Missing	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  File has 13.42 months in reserves.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 70%; max is 75%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score is 703.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for 6 years.
																																																																																																																																																																																																																																																Income: 12 month business bank statements Total Deposits $336,823 x 30%=$19,648 Monthly. No Lease in file, Market Rents $5900. Assets: $58,760.74 post closing reserves 13.42 PITIA	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Business Bank Statements - 12 months; CPA Letter without Income - 36 months;	(No Data)	(No Data)	(No Data)
900000768	(No Data)	xx	xx	No	Restor	Claudia	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	(No Data)	xx	WA	xx	Conventional	30 Yr Fixed	Fixed	Present	xx	02/xx/2024	04/xx/2024	8.5000	2081.80	Monthly	03/xx/2054	360	360	No	(No Data)	No	(No Data)	Yes	36	5% of amt prepd	No	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	Broker	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Investor	Purchase	(No Data)	0.00	Present	1004 SFR (Mar 05)	01/xx/2024	xx	xx	xx	Detached PUD	1	2024	Suburban	Vacant	Subject to Completion(cert in file)	xx	(No Data)	(No Data)	75.00	75.00	0	Present	xx	xx	02/xx/2024	Not Assumable	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	1	Present	No	(No Data)	(No Data)	Commitment Title	Fee Simple	236.87	44.92	(No Data)	(No Data)	0.00	29.00	Present	01/xx/2024	5	No	Present	02/xx/2024	138	xx	13	0	0	0	Not Applicable	03/xx/1976	47	Owner	10.08	9.00	Yes	No	Male	No	No	Yes	Own	0.9200	Mexican	White	(No Data)	(No Data)	(No Data)	(No Data)	743	732	721	83048.31	Not Applicable	12/xx/1985	38	Owner	10.08	9.00	Yes	No	Female	No	No	Yes	Own	0.9200	Mexican	White	(No Data)	(No Data)	(No Data)	(No Data)	761	753	728	83048.31	(No Data)	(No Data)	732	166096.62	147967.83	3.47	10.91	18128.79	5771.05	310300.89	310300.89	310300.89	95201.94	215098.95	89.9	89.90	Fully Amortized	8.500	2081.81	3.47	10.91	Alt Doc/Bank Statements	No	(No Data)	(No Data)	Present	02/xx/2024	Missing	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrowers have stable employment being self-employed with same company for the past 9+ years

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  84 months with 0x30 Mortgage payment history exceeds guidelines of 24 months

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 10.91% < guideline minimum
Investor 30Y FX Amort
Income:
Income: Averaged 12 month bank statements (Dec 2023 - Jan 2023) account xx, less exclusions, using a 70% expense factor =$6,643,864.48  x .30 =  $1,993,159.34 / 12 = $166,096.61

 $166,096.61 / 2 = $83,048.31 for 50% ownership for each borrower
Assets:
																																																																																																																																																																																																																																																$215,098.95 reserves in file 89.90 months PITI	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Business Bank Statements - 12 months; CPA Letter without Income - 72 months;	Business Bank Statements - 12 months; CPA Letter without Income - 72 months;	(No Data)	(No Data)
900000772	(No Data)	xx	xx	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	(No Data)	xx	CT	xx	Conventional	30 Yr Fixed	Fixed	Present	xx	02/xx/2024	04/xx/2024	7.9990	1650.81	Monthly	03/xx/2054	360	360	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	No	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	Broker	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Primary	Purchase	(No Data)	0.00	Present	1004 SFR (Mar 05)	01/xx/2024	xx	xx	xx	SFR	1	1964	Suburban	Owner	As-Is	xx	(No Data)	(No Data)	75.00	75.00	0	Present	xx	xx	02/xx/2024	Not Assumable	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	1	Present	No	(No Data)	(No Data)	Commitment Title	Fee Simple	296.54	124.42	(No Data)	(No Data)	0.00	0.00	Present	01/xx/2024	4	No	Present	01/xx/2024	42	xx	6	Not Applicable	Not Applicable	Not Applicable	Not Applicable	12/xx/1987	36	Owner	5.75	6.00	Yes	Yes	Information not provided by applicant in mail, internet, or telephone application	No	No	Yes	Rent	5.0000	Information Not Provided	Information Not Provided	(No Data)	(No Data)	(No Data)	(No Data)	735	765	725	10979.38	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	735	10979.38	7814.02	18.87	28.83	3165.36	2071.77	144298.42	144298.42	144298.42	86358.99	57939.43	27.97	27.97	Fully Amortized	7.999	1650.82	18.87	28.83	Alt Doc/Bank Statements	No	(No Data)	(No Data)	(No Data)	02/xx/2024	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets:Verified assets = $144,298.42. Total Cash Required from Borrower = $86,358.99Cash reserves =$57,939.43 or 27.97 months reserves.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  734 exceeds 640 requirement

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  28.83 below 55% max DTI allowed
CoreX – Purchase – Full Doc.

Income:
B1: Business Deposits $439,175 – 70% = $131,752.50 / 12 = $10,979.38 monthly.

Assets:
Verified assets = $144,298.42. Total Cash Required from Borrower = $86,358.99
																																																																																																																																																																																																																																																Cash reserves =$57,939.43 or 27.97 months reserves.	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Business Bank Statements - 12 months; CPA Letter without Income - 36 months;	(No Data)	(No Data)	(No Data)
900000770	(No Data)	xx	xx	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	(No Data)	xx	CA	xx	Conventional	30 Yr Fixed	Fixed	Present	xx	02/xx/2024	04/xx/2024	8.3750	5358.51	Monthly	03/xx/2054	360	360	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	No	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	Broker	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Primary	Cashout Refi	322548.11	322548.11	Present	1004 SFR (Mar 05)	01/xx/2024	xx	xx	xx	SFR	1	1956	Suburban	Owner	As-Is	xx	(No Data)	(No Data)	75.00	75.00	0	Present	xx	xx	02/xx/2024	Not Assumable	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	1	Present	No	(No Data)	(No Data)	Commitment Title	Fee Simple	924.14	175.83	(No Data)	(No Data)	0.00	0.00	Present	01/xx/2024	3	No	Present	01/xx/2024	138	xx	5	0	0	0	Not Applicable	09/xx/1979	44	Owner	16.17	16.00	Yes	No	Male	No	No	Yes	Own	1.0800	Mexican	White	(No Data)	(No Data)	(No Data)	(No Data)	744	749	715	20041.74	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	744	20041.74	12044.5	32.23	39.9	7997.24	6458.48	322548.11	322548.11	322548.11	0.00	322548.11	49.94	49.94	Fully Amortized	8.375	5358.51	32.23	39.9	Alt Doc/Bank Statements	No	(No Data)	(No Data)	(No Data)	02/xx/2024	(No Data)	Present	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	CMPROR2330: Right of Rescission: ROR - Disbursement date is before end of statutory rescission period
- Initial Clayton Comments:  Provide PCCD with disbursement date on or after 2/xx/24. ROR in file was amended to reflect midnight of 2/xx/24 as last date to cancel. CD 2/xx/24 reflects Disbursement Date.
- Client/Seller Response Comments:  2.27.24-Client provided PCCD issued 2/xx/24 updating Closing date, disbursement date, closing cost & cash to close. Exception satisfied.
- Clayton Conclusion Comments:  2.27.24-Exception satisfied.

CRDAPP130: Application:  Application is incomplete
- Initial Clayton Comments:  Missing Final 1003.
- Client/Seller Response Comments:  2.26.2024-Clients response: February 26th 2024, 1:50:20 pmPlease see the attached Final 1003. Please clear the condition.2.26.2024-Clayton's response: Received the final 1003; exception is satisfied.
- Clayton Conclusion Comments:  2.26.2024-Exception is satisfied.

CRDCRMH149: Credit/Mtg History:  Missing support docs for VOM/VOR (e.g. cancelled checks)
- Initial Clayton Comments:  Missing documentation to support additional debt per initial 1003 with xx for property located at xx.
- Client/Seller Response Comments:  2.26.2024-Client's response: February 26th 2024, 2:23:28 pmThere is no VOR/VOM due to the fact that this is a brand new loan, Loan # xx. please see the attached 1st pmt letter and final hud 1. See MTG statement showing bwr making the payments for the home he refinanced. Please clear the exception.2.26.2024-Clayton's response: Received the 1st payment letter for xx; exception is satisfied
- Clayton Conclusion Comments:  2.26.2024-Exception satisfied.
(No Data)	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score 744.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in same profession for 15 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves are $322,548.11 or 49.94 Months.
Borrower owns 100% of business deposit.
Total of $574,143.00 - 30% expense ratio/12 = $14,353.58.
Borrower owns 100% of business deposit.
Total of $227,526.45 - 30% expense ratio/12 = $5,688.16.
																																																																																																																																																																																																																																																Reserves are $322,548.11 or 49.94 Months.	Non-QM: Lender documented all ATR UW factors	D	D	A	C	B	A	A	B	D	D	A	C	B	A	A	B	Business Bank Statements - 12 months;	(No Data)	(No Data)	(No Data)
900000769	(No Data)	xx	xx	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	(No Data)	xx	CA	xx	Conventional	30 Yr Fixed	Fixed	Present	xx	02/xx/2024	04/xx/2024	8.0000	3081.81	Monthly	03/xx/2054	360	360	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	No	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	xx	Broker	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Investor	Purchase	1304.87	0.00	Present	1004 SFR (Mar 05)	01/xx/2024	xx	xx	xx	SFR	1	1952	Suburban	Owner	As-Is	xx	(No Data)	(No Data)	70.00	70.00	0	Present	xx	xx	02/xx/2024	Not Assumable	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	1	Present	No	(No Data)	(No Data)	Preliminary Title	Fee Simple	392.88	233.50	(No Data)	(No Data)	(No Data)	0.00	Present	01/xx/2024	2	No	Present	01/xx/2024	138	xx	3	Not Applicable	Not Applicable	Not Applicable	Not Applicable	09/xx/1979	44	Owner	16.17	16.17	Yes	No	Male	No	No	Yes	Own	1.0800	Hispanic or Latino	Information Not Provided	(No Data)	(No Data)	(No Data)	(No Data)	744	749	715	20041.16	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	(No Data)	(No Data)	744	20041.16	12175.49	32.23	39.25	7865.67	6458.48	334510.57	334510.57	334510.57	204986.15	129524.42	34.93	34.93	Fully Amortized	8.000	3081.82	32.23	39.25	Alt Doc/Bank Statements	No	(No Data)	(No Data)	Present	02/xx/2024	Present	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	CRDLGL1819: Legal Documents: Estimated HUD-1 in File, Missing Final HUD-1
- Initial Clayton Comments:  Please provide final HUD-1.
- Client/Seller Response Comments:  2.23.24 Please see the attached final Hud 1.2.26.24 exception satisficed
- Clayton Conclusion Comments:  2.26.24 exception satisficed

CRDINSR5351: Insurance:  Insurance Effective date is greater than the transaction date
- Initial Clayton Comments:  Loan closed 2/xx/2024, insurance effective 2-12-24.  HUD is missing, unsure of disbursement date.  Provide updated EOI dated 2/xx/2024.
- Client/Seller Response Comments:  2.23.24 Please see the attached proof of Ins with correct date.2.26.24 exception satisfied
- Clayton Conclusion Comments:  2.26.24 exception satisfied
(No Data)	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been on job for 16 years.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower in current home 1.1 years and previous home 6 years

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: Post closing reserves $129,524.42, 34.93 months; 6 months required.
Income 12 month bank statement using 2 bank statements Chase xx. total deposits $771,648.45 x 70% expense factor $540153.91 / 12 = $20,041 with 100% ownership. Total income $20,041.

Assets:
																																																																																																																																																																																																																																																Post closing reserves $129,524.42, 34.93 months; 6 months required.	ATR/QM: Exempt	D	D	A	A	A	A	A	A	D	D	A	A	A	A	A	A	Business Bank Statements - 12 months; CPA Letter without Income - 12 months; Personal Bank Statements - 12 months;	(No Data)	(No Data)	(No Data)